FIRST INVESTORS CASH MANAGEMENT FUND, INC.
95 Wall Street
New York, New York 10005
212-858-8000

January 29, 2002



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      First Investors Cash Management Fund, Inc.
         File Nos. 002-62347 and 811-02860
         ------------------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of prospectuses and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 31 ("PEA No. 31") to its Registration Statement on Form N-1A. PEA No. 31 was electronically filed under Rule 485(b) on January 23, 2002.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Kristen Volz

Kristen Volz
Assistant Counsel